Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Quarterly Financial Information [Abstract]
Operating revenues	$ 238,626	$ 86,212	$ 134,476	$ 295,724	$ 231,705	$ 85,457	$ 97,077	$ 253,934	$ 755,038	$ 668,173	$ 717,888
Net income from continuing operations	34,488	(7,887)	4,075	41,397	29,620	(7,505)	2,793	37,511	72,073	62,419	60,026
Loss from discontinued operations, net of tax	(124,655)	(608)	(1,346)	(1,087)	(1,345)	(535)	(774)	(870)	(127,696)	(3,524)	(6,323)
Net income (loss)	$ (90,167)	$ (8,495)	$ 2,729	$ 40,310	$ 28,275	$ (8,040)	$ 2,019	$ 36,641	$ (55,623)	$ 58,895	$ 53,703
Average common shares outstanding - basic	28,716,000	28,678,000	28,648,000	28,633,000	28,071,000	27,554,000	27,510,000	27,448,000	28,669,000	27,647,000	27,347,000
Weighted Average Number of Shares Outstanding, Diluted	28,797,000	28,678,000	28,717,000	28,723,000	28,202,000	27,554,000	27,632,000	27,560,000	28,753,000	27,779,000	27,417,000
Basic	$ 1.20	$ (0.28)	$ 0.14	$ 1.45	$ 1.06	$ (0.27)	$ 0.10	$ 1.37	$ 2.51	$ 2.26	$ 2.19
Diluted	1.20	(0.28)	0.14	1.44	1.05	(0.27)	0.10	1.36	2.51	2.25	2.19
Basic	(4.34)	(0.02)	(0.04)	(0.04)	(0.05)	(0.02)	(0.03)	(0.03)
Diluted	(4.33)	(0.02)	(0.04)	(0.04)	(0.05)	(0.02)	(0.03)	(0.03)
Earnings (loss) per share of common stock - basic	(3.14)	(0.30)	0.10	1.41	1.01	(0.29)	0.07	1.33	(1.94)	2.13	1.96
Earnings (loss) per share of common stock - diluted	$ (3.13)	$ (0.30)	$ 0.10	$ 1.40	$ 1.00	$ (0.29)	$ 0.07	$ 1.33	$ (1.93)	$ 2.12	$ 1.96